Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2016	2015
	(Millions of yen)
Land	283,893	282,786
Buildings	1,656,087	1,632,604
Machinery and equipment	1,778,552	1,813,116
Construction in progress	54,786	61,952

	3,773,318	3,790,458
Less accumulated depreciation	(2,578,342)	(2,570,806)

	1,194,976	1,219,652